FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of detailed information about aging of accounts receivable [Table Text Block]
	December 31, 2017	December 31, 2016
Current	$6,554	$2,876
Past due 31 – 60 days	420	637
Past due 61 – 90 days	244	223
Past due 91 – 120 days	139	134
Past due over 120 days	475	350
Trade accounts receivable	7,832	4,220
Less allowance for doubtful accounts	(91)	(163)
	$7,741	$4,057

Disclosure of detailed information about allowance for doubtful accounts for trade accounts receivable [Table Text Block]
	2017	2016
Balance, beginning of year	$163	$46
Provision for doubtful accounts	102	156
Bad debts written off, net of recoveries	(174)	(39)
Balance, end of year	$91	$163

Disclosure of detailed information about contractual cash flow maturities [Table Text Block]
		Contractual Cash Flow Maturities

	Carrying	Total	Within 1	1 year	3 years
	Amount		year	to 3	and
As at December 31, 2017				years	beyond
Accounts payable and accrued liabilities	$7,998	$7,998	$7,998	-	-
Foreign exchange forward contracts designated as cash flow hedges	43	43	43	-	-
Income taxes payable	695	695	695	-	-
Payable to loyalty program partners	65,567	65,567	65,567	-	-
	$74,303	$74,303	$74,303	$-	$-

		Contractual Cash Flow Maturities
	Carrying	Total	Within 1	1 year	3 years
	Amount		year	to 3	and
As at December 31, 2016				years	beyond
Accounts payable and accrued liabilities	$6,335	$6,335	$6,335	$-	$-
Foreign exchange forward contracts designated as cash flow hedges	258	258	258	-	-
Income taxes payable	1,638	1,638	1,638
Payable to loyalty program partners	53,242	53,242	53,242	-	-
	$61,473	$61,473	$61,473	$-	$-

Disclosure of detailed information about foreign currency risk [Table Text Block]
As at December 31, 2017	CAD	GBP	EUR	JPY
FX Rates used to translate to USD	0.7966	1.3491	1.1979	0.0089
Financial assets
Cash and cash equivalents	2,143	4,371	4,444	181,454
Funds receivable from payment processors	745	527	1,673	57,239
Accounts receivable	334	2,091	432	34,355
	3,222	6,989	6,549	273,048
Financial liabilities
Accounts payable and accrued liabilities	4,233	2,149	255	8,370
Payable to loyalty program partners	1,413	5,254	6,103	71,376
	5,646	7,403	6,358	79,746

As at December 31, 2016	CAD	GBP	EUR	JPY
FX Rates used to translate to USD	0.7437	1.2336	1.0516	0.0086
Financial assets
Cash and cash equivalents	1,906	4,826	5,815	-
Funds receivable from payment processors	569	303	1,612	-
Accounts receivable	261	1,160	398	-
	2,736	6,289	7,825	-
Financial liabilities
Accounts payable and accrued liabilities	3,393	1,342	517	-
Payable to loyalty program partners	1,267	4,526	6,400	-
	4,660	5,868	6,917	-

Disclosure of fair value measurement [Table Text Block]
2017	Carrying Value	Level 2
Assets:
Foreign exchange forward contracts designated as cash flow hedges (i)	$550	$550

Liabilities:
Foreign exchange forward contracts designated as cash flow hedges (i)	(43)	(43)
	$507	$507

2016	Carrying Value	Level 2
Assets:
Foreign exchange forward contracts designated as cash flow hedges (i)	$84	$84

Liabilities:
Foreign exchange forward contracts designated as cash flow hedges (i)	(258)	(258)
	$(174)	$(174)